Reclassifications from Accumulated Other Comprehensive Income - AOCI Roll Forward (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Net cumulative currency translation gains (losses)	Sep. 30, 2013 Net cumulative currency translation gains (losses)	Sep. 30, 2013 Net unrealized losses on qualifying cash flow hedges	Sep. 30, 2013 Net unrealized losses on qualifying cash flow hedges	Sep. 30, 2013 Unrealized gains on available-for-sale investment	Sep. 30, 2013 Unrealized gains on available-for-sale investment	Sep. 30, 2013 Net unrecognized losses related to pension and severance plans		Sep. 30, 2013 Net unrecognized losses related to pension and severance plans		Jun. 30, 2013 Net unrecognized losses related to pension and severance plans	Dec. 31, 2012 Net unrecognized losses related to pension and severance plans
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	$ (33,188)	$ (40,525)	$ (26,794)	$ 252	$ (120)	$ (8,463)	$ (16,562)	$ 0	$ 404	$ (24,977)	[1]	$ (24,247)	[1]
Other comprehensive income (loss) before reclassifications	(6,978)	(9,980)		(753)	(381)	(6,183)	(8,308)	0	157	(42)		(1,448)
Amounts reclassified from accumulated other comprehensive income	4,179	14,518		0	0	3,837	14,061	0	(561)	342		1,018
Net current-period other comprehensive income	(2,799)	4,538		(753)	(381)	(2,346)	5,753	0	(404)	300		(430)
Balance at end of period	(35,987)	(35,987)	(26,794)	(501)	(501)	(10,809)	(10,809)	0	0	(24,677)	[1]	(24,677)	[1]
Deferred tax liability										$ 150		$ 150		$ 153	$ 283

[1]	Net of deferred tax liability of $150, $153 and $283 as of September 30, 2013, June 30, 2013 and December 31, 2012, respectively.